UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows From Operating Activities
Net income (loss)	$ (3,467)	$ 1,445
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	754	826
Amortization of debt issuance costs	77	54
Non-cash lease expense	449	337
Loss on disposal of property and leasehold improvements		51
Changes in operating assets and liabilities:
Due from clearing broker	(310)	274
Commissions receivable	(1,432)	(287)
Other receivables	246	(73)
Other assets	390	(497)
Accounts payable, accrued expenses and other liabilities	1,160	(981)
Commissions payable	140	(1,257)
Operating lease liability	(418)	(310)
Net Cash (Used in) Provided By Operating Activities	(2,411)	362
Cash Flows From Investing Activities
Purchases of property and equipment	(18)	(88)
Net Cash Used In Investing Activities	(18)	(88)
Cash Flows From Financing Activities
Repayment - notes payable	(1,757)	(1,619)
Repayment of promissory notes-affiliates	(6,864)
Repayment of borrowings from members	(5,169)
Proceeds from borrowings from members		9
Net payment for reverse merger and recapitalization	(16)
Proceeds from Series B Convertible Preferred Stock	15,900
Dividend - Series A Redeemable Convertible Preferred Stock	(364)
Proceeds from exercise of warrants	416
Distribution of capital	(85)	(241)
Net Cash Provided by (Used In) Financing Activities	2,061	(1,851)
Net Change in Cash, Cash Equivalents and Restricted Cash	(368)	(1,577)
Cash, Cash Equivalents and Restricted Cash - Beginning of Period	7,621	7,849
Cash, Cash Equivalents and Restricted Cash - End of Period	7,253	6,272
Cash Paid During the Year for:
Interest	$ 2,632	3,106
Affiliates
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Capitalized interest		457
Members
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Capitalized interest		$ 323